Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities - USD ($)	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Assets held for sale
Inventories		$ 5,856,077
Other current assets		44,572,781
Fixed assets		16,644,971
Land use rights		2,051,673
Other non-current assets		186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)		(21,227,128)
Total assets held for sale, net		48,084,826
Liabilities held for sale
Short-term borrowing		9,424,114
Other current liabilities		8,930,900
Other non-current liabilities		249,812
Total liabilities held for sale		18,604,826
Net assets acquired classified as held for sale		$ 29,480,000
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23, 2022 (in Shares)		3,265,837
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022		$ 27,106,447
Total consideration		27,106,447
Bargain purchase gain	$ (2,626,224)	$ (2,373,553)
Business acquisition and goodwill [Member]
Consideration:
Closing price of Fuwei’s ordinary shares as of December 23, 2022 (in Dollars per share)		$ 8.3